CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 29,922	$ 32,898
Securities available-for-sale	49,942	54,214
Securities held-to-maturity (fair value: 2015 - $332; 2014 - $341)	326	331
Loans, net (allowance: 2015 - $988; 2014 - $1,103)	114,423	114,130
FHLB of Chicago stock	1,291	1,768
Premises and equipment	3,464	3,623
Bank-owned life insurance	5,896	5,706
Other real estate owned	307	1,751
Accrued interest receivable	434	438
Other assets	2,930	2,664
Total assets	208,935	217,523
Liabilities:
Deposits	165,649	166,249
FHLB advances	5,000	12,000
Advance payments by borrowers for taxes and insurance	2,135	2,068
Other liabilities and accrued interest payable	2,659	3,084
Total liabilities	175,443	183,401
Employee Stock Ownership Plan (ESOP) repurchase obligation	$ 994	$ 909
Commitments and contingent liabilities
Stockholders' equity:
Preferred stock, $.01 par value, 50,000,000 shares authorized; none issued
Common stock, $.01 par value, 100,000,000 shares authorized; 2015 - 2,193,440 shares issued; 2014 - 2,218,863 shares issued	$ 22	$ 22
Additional paid-in capital	13,352	13,731
Retained earnings	20,802	21,126
Accumulated other comprehensive loss	(221)	(20)
Unearned stock awards	(444)	(596)
Unearned ESOP shares	(1,013)	(1,050)
Total stockholders' equity	32,498	33,213
Total liabilities and stockholders' equity	$ 208,935	$ 217,523